United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-23174

(Investment Company Act File Number)

Federated Project and Trade Finance Tender Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/18

Date of Reporting Period: Quarter ended 06/30/17

Item 1.	Schedule of Investments

Federated Project and Trade Finance Tender Fund
Portfolio of Investments
June 30, 2017 (unaudited)
Principal Amount or Shares		Value
	TRADE FINANCE AGREEMENTS—60.0%[1]
	Basic Industry - Metals/Mining Excluding Steel—2.5%
$769,231	Kuwait International Bank, 2.48695%, 8/21/2018	$767,692
1,000,000	Trafigura, 1.27889%/2.38889%, 9/30/2017	1,000,000
	TOTAL	1,767,692
	Consumer Non-Cyclical/Food-Wholesale—3.2%
265,000	Carcafe Ltd., 2.39483%, 9/25/2017	264,735
265,000	Carcafe Ltd., 2.38%, 9/18/2017	264,470
285,000	Carcafe Ltd., 2.39%, 9/26/2017	285,000
1,500,000	Olam Nigeria, 2.27811%, 9/11/2017	1,500,000
	TOTAL	2,314,205
	Energy - Exploration & Production—5.4%
1,500,000	EGPC African Export-Import Bank (Afreximbank), 6.88022%, 12/6/2019	1,500,000
916,667	KMG Vitol, 3.07611%, 3/31/2020	915,750
1,411,765	Sonangol, 4.69639%, 7/30/2021	1,411,765
	TOTAL	3,827,515
	Energy - Integrated Energy—3.3%
833,333	INA Industrija Nafte DD, 3.29406%, 8/19/2019	834,166
1,500,000	Puma International Financing SA, 3.66556%, 5/13/2019	1,500,000
	TOTAL	2,334,166
	Energy - Oil Field Equipment & Services—1.3%
900,000	ADES, 5.680%, 11/12/2020	898,200
	Energy - Oil Refining and Marketing—2.5%
787,805	Dangote, 5.61072%, 8/28/2020	796,471
1,000,000	Petroleos del Peru SA, 2.70478%, 7/21/2017	999,000
	TOTAL	1,795,471
	Finance/Banks/Brokers—20.5%
1,000,000	Banco Do Brasil S.A., 2.33%, 8/10/2017	1,000,000
1,000,000	Banco Industrial, 2.84406%, 8/15/2017	999,000
1,000,000	Banco Votorantim S.A., 2.51556%, 7/20/2017	999,000
537,332	BBVA Banco Frances SA, 2.57%, 11/14/2017	537,870
1,000,000	Credit Bank of Moscow, 3.221%, 12/7/2017	998,500
255,255	Dhaka Bank Ltd., 2.90%, 12/18/2017	255,255
1,500,000	Ecobank Transnational, Inc., 6.76894%, 9/7/2017	1,499,250
500,000	Garanti Bankasi, 3.78644%, 11/24/2017	499,500
1,000,000	IDFC Bank Ltd., 2.38556%, 3/15/2018	994,500
1,000,000	Itau Unibanco Holding SA, 2.26556%, 10/20/2017	1,001,000
1,000,000	Turk Ekonomi BK, 2.80264%, 11/10/2017	994,500
1,000,000	Turk Vakif HSBC, 2.77625%, 12/15/2017	997,500
316,750	Turk Vakifbank, 4.4322%, 12/21/2017	315,800
1,500,000	Turkiye Finans Katilim Bankasi Varlik Kiralama AS, 2.2308%, 7/6/2017	1,500,000
1,000,000	Turkiye Is HSBC AS, 2.95752%, 1/2/2018	992,500
1,000,001	Yapi ve Kredi Bankasi A.S., 2.65086%, 12/6/2017	997,500
	TOTAL	14,581,675
	Foreign Sovereign—7.7%
1,000,000	Bank of Kigali Ltd., 7.41956%, 10/19/2021	999,000
1,500,000	International Islamic Trade Finance Corp., TurkExim Bank, 3.003%, 3/9/2018	1,501,500

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[1]
		Foreign Sovereign—continued
$1,000,000		Korea Development Bank, 1.78022%, 12/21/2017	$999,000
1,000,000		Ministry of Finance Tanzania, 6.645%, 6/23/2022	998,500
1,000,000	[1]	National Bank of Eqypt, 4.16822%, 6/4/2018	993,000
		TOTAL	5,491,000
		Government Guaranteed—2.8%
1,000,000		Turk Exim Bank, 2.5198%, 3/28/2018	998,000
1,000,000		Turk Exim Bank, 2.7986%, 11/7/2017	998,500
		TOTAL	1,996,500
		Services - Airlines—1.4%
1,000,000		Gulf Air BSC, 4.42167%, 1/19/2022	999,500
		Services - Railroads—2.6%
401,928		Autopistas Urbanas SA (AUSA), 4.67839%, 11/15/2022	395,698
1,500,000		Ethiopian Railway Corp., 5.10044%, 7/8/2021	1,497,750
		TOTAL	1,893,448
		Services - Transportation Excluding Air/Rail—1.4%
1,000,000		Asyaport, 5.72433%, 1/10/2024	1,000,500
		Supranational—2.8%
1,000,000		African Export-Import Bank (Afreximbank), 2.70178%, 11/24/2019	989,500
1,000,000		PTA Bank, 3.45761%, 10/4/2018	999,500
		TOTAL	1,989,000
		Utility - Electric-Generation—2.6%
1,000,000		Casablanca & Giacote Solar PV Project, 4.06156%, 5/15/2020	999,500
857,153		Egypt Electric, 5.4293%, 5/5/2020	848,582
		TOTAL	1,848,082
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $42,667,169)	42,736,954
		FOREIGN GOVERNMENT/AGENCY—1.8%[1]
		Foreign Sovereign—1.8%
1,300,000		Kenya, Government of, 6.41044%, 4/18/2019 (IDENTIFIED COST $1,298,739)	1,298,700
		INVESTMENT COMPANY—37.8%
26,932,347	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.12%[3] (IDENTIFIED COST $26,935,119)	26,937,734
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $70,901,027)[4]	70,973,388
		OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	271,178
		TOTAL NET ASSETS—100%	$71,244,566
1	Denotes restricted securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2017, these restricted securities amounted to $44,035,654, which represented 61.8% of total net assets. The Fund's restricted securities were acquired between 1/31/2017 and 6/30/2017, with a total acquistion cost of $43,965,907.
2	Affiliated holding.
Transactions involving the affiliated holding during the period ended June 30, 2017, were as follows:
	Balance of Shares Held 3/31/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	45,042,167	5,335,210	(23,445,030)	26,932,347	$26,937,734	$97,186
3	7-day net yield.

4	At June 30, 2017, the cost of investments for federal tax purposes was $70,901,027. The net unrealized appreciation of investments for federal tax purposes was $72,361. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $112,318 and net unrealized depreciation from investments for those securities having an excess of cost over value of $39,957.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal matters or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security.
Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$42,736,954	$42,736,954
Foreign Government/Agency	—	—	1,298,700	1,298,700
Investment Company	26,937,734	—	—	26,937,734
TOTAL SECURITIES	$26,937,734	$—	$44,035,654	$70,973,388
The Fund uses a pricing service to provide price evaluations for Level 3 asset-backed securities, trade finance agreements and foreign government/agencies. Although the majority of price evaluations provided by the pricing service are based on market quotes provided by market specialists, a portion of the evaluations are extrapolated from quotes for similar credits in similar regions. Due to specialists inputs being proprietary and not provided to the Fund, these investments are determined to be Level 3 securities and management is not able to provide the unobservable inputs used in determining these valuations, such as yields and credit ratings. Periodic reviews of third-party pricing services', including this particular pricing service's policies, procedures and valuation methods are conducted in accordance with procedures adopted by the Trustees.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Trade Finance Agreements	Investments in Foreign Government/Agency
Balance as of March 31, 2017	$25,747,399	$—
Accrued discount/premiums	17,332	238
Realized gain (loss)	3,635	—
Change in unrealized appreciation (depreciation)	63,337	(38)
Purchases	21,420,657	1,299,500
(Sales)	(4,515,406)	(1,000)
Balance as of June 30, 2017	$42,736,954	$1,298,700
The total change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2017	$62,404	$(38)
4

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Project and Trade Finance Tender Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2017